Cover	Oct. 01, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2026
Entity File Number	001-41705
Entity Registrant Name	AZITRA, INC.
Entity Central Index Key	0001701478
Entity Tax Identification Number	46-4478536
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	21 Business Park Drive
Entity Address, City or Town	Branford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06405
City Area Code	(203)
Local Phone Number	646-6446
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001
Trading Symbol	AZTR
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false